Cash and cash equivalents	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents [Abstract]
Cash And Cash Equivalents

6. CASH AND CASH EQUIVALENTS

(1)	Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Cash	1,889,739	2,009,363
Foreign currencies	795,692	617,155
Demand deposits	2,777,874	3,423,355
Fixed deposits	457,263	858,413

Total	5,920,568	6,908,286

(2)	Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Changes in other comprehensive gain due to remeasurement of financial assets designated at FVTOCI	41,452	—
Changes in other comprehensive loss due to valuation of AFS financial assets	—	(28,706)
Changes in other comprehensive income of investment in associates	1,210	1,507
Changes in other comprehensive gain (loss) of foreign operations translation	35,526	(69,010)
Changes in other comprehensive loss related to valuation of cash flow hedging	(6,213)	(1,526)
Changes in other comprehensive loss due to remeasurement of the net defined benefit liability	(59,573)	(9,677)
Changes in investments in associates due to debt-equity swap	—	51,405
Changes in investments in associates due to accounts transfer	(5,865)	(16,354)
Changes in accrued dividends of hybrid equity securities	(80)	(9,804)
Changes in intangible assets related to accounts payable	32,369	(8,506)
Classified to assets held for sale from premises and equipment	6,050	2,184